Condensed Financial Information of Global-Tech - Condensed Statements of Operations and Comprehensive Income (Detail) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Condensed Financial Statements, Captions [Line Items]
Net sales	$ 81,083,384	$ 69,652,705	$ 57,468,866
Cost of goods sold	(70,817,320)	(59,008,973)	(50,403,138)
Gross profit	10,266,064	10,643,732	7,065,728
Selling, general and administrative expenses	(16,254,968)	(10,612,458)	(11,317,767)
Operating profit (loss)	(5,988,904)	59,863	(3,114,459)
Interest income, net	1,504,166	95,477	536,187
Net income (loss) attributable to shareholders of Global-Tech Advanced Innovations Inc.	(1,963,301)	1,410,677	(4,012,971)
Other comprehensive income
Foreign currency translation adjustments	989,852	2,277,759	2,304,636
Unrealized gain on available-for-sale investments, net of income tax of nil	22,495	24,600	11,092
Unrealized loss on available-for-sale investments, net of income tax of nil		(643)	(1,877)
Total comprehensive income (loss) attributable to shareholders of Global-Tech Advanced Innovations Inc.	(951,006)	3,712,847	(1,695,824)
Global-Tech [Member]
Condensed Financial Statements, Captions [Line Items]
Net sales
Cost of goods sold
Gross profit
Selling, general and administrative expenses	(1,071,502)	(1,158,531)	(1,252,554)
Operating profit (loss)	(1,071,502)	(1,158,531)	(1,252,554)
Interest income, net	344,582	35,349	29,831
Equity in profits (losses) of subsidiaries	(484,185)	1,923,914	(2,155,198)
Other income (expense), net	(752,196)	609,945	(635,050)
Net income (loss) attributable to shareholders of Global-Tech Advanced Innovations Inc.	(1,963,301)	1,410,677	(4,012,971)
Other comprehensive income
Foreign currency translation adjustments	989,800	2,278,213	2,304,178
Release of unrealized loss on available-for-sale investments, net of income tax of nil, upon disposal			1,877
Unrealized gain on available-for-sale investments, net of income tax of nil	22,495	24,600	11,092
Unrealized loss on available-for-sale investments, net of income tax of nil		(643)
Total comprehensive income (loss) attributable to shareholders of Global-Tech Advanced Innovations Inc.	$ (951,006)	$ 3,712,847	$ (1,695,824)